Interest income (Tables)	9 Months Ended
Sep. 30, 2026
Interest expense (income), defined benefit plans [abstract]
Schedule of Interest Income

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
	$	$	$	$
Interest on bank deposits	187,598	75,954	443,269	489,863
Total interest income	187,598	75,954	443,269	489,863